UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750
Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	November 30
Date of reporting period:	May 31, 2017

Item 1. Reports to Stockholders

US equity mutual fund

Delaware Value® Fund

May 31, 2017

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware FundsSM by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices throughout the United States, Europe, Asia, and Australia. We are active managers who prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for our clients. Delaware Funds by Macquarie is one of the longest-standing mutual fund families, with more than 75 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds by Macquarie or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Investment Management (MIM) is the marketing name for the registered investment advisers including Macquarie Investment Management Business Trust (MIMBT) (formerly, Delaware Management Business Trust), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Bank International Limited, Macquarie Investment Management Europe Limited, Macquarie Investment Management Limited, and Macquarie Capital Investment Management, Inc.

The Funds are distributed by Delaware Distributors, L.P., an affiliate of Macquarie Investment Management Business Trust and Macquarie Group Limited. Macquarie Investment Management (MIM), a member of Macquarie Group, refers to the companies comprising the asset management division of Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of May 31, 2017, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2017 Macquarie Management Holdings, Inc. (formerly, Delaware Management Holdings, Inc.)

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2016 to May 31, 2017.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2016 to May 31, 2017 (Unaudited)

Delaware Value ® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 12/1/16	Ending Account Value 5/31/17	Annualized Expense Ratio	Expenses Paid During Period 12/1/16 to 5/31/17*
Actual Fund return†
Class A	$1,000.00	$1,037.10	0.97%	$4.93
Class C	1,000.00	1,033.50	1.72%	8.72
Class R	1,000.00	1,035.90	1.22%	6.19
Institutional Class	1,000.00	1,038.70	0.72%	3.66
Class R6	1,000.00	1,038.70	0.61%	3.10
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.09	0.97%	$4.89
Class C	1,000.00	1,016.36	1.72%	8.65
Class R	1,000.00	1,018.85	1.22%	6.14
Institutional Class	1,000.00	1,021.34	0.72%	3.63
Class R6	1,000.00	1,021.89	0.61%	3.07

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and top 10 equity holdings

Delaware Value® Fund	As of May 31, 2017 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stock	98.90%
Consumer Discretionary	2.93%
Consumer Staples	12.06%
Energy	13.66%
Financials	12.34%
Healthcare	21.17%
Industrials	9.52%
Information Technology	12.18%
Materials	3.03%
Real Estate	3.16%
Telecommunications	5.73%
Utilities	3.12%
Short-Term Investments	0.90%
Total Value of Securities	99.80%
Receivables and Other Assets Net of Liabilities	0.20%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Northrop Grumman	3.23%
Marsh & McLennan	3.23%
Mondelez International	3.21%
Raytheon	3.21%
Quest Diagnostics	3.21%
Allstate	3.19%
Equity Residential	3.15%
Johnson & Johnson	3.15%
Abbott Laboratories	3.14%
Merck & Co.	3.14%

Schedule of investments

Delaware Value ® Fund	May 31, 2017 (Unaudited)

	Number of shares	Value (US $)

Common Stock – 98.90%

Consumer Discretionary – 2.93%
Lowe’s	5,184,866	$408,411,895

		408,411,895

Consumer Staples – 12.06%
Archer-Daniels-Midland	9,335,037	388,150,839
CVS Health	5,397,602	414,697,762
Kraft Heinz	4,695,162	432,893,936
Mondelez International	9,633,660	448,832,219

		1,684,574,756

Energy – 13.66%
Chevron	3,888,824	402,415,508
ConocoPhillips	8,623,984	385,405,845
Halliburton	8,561,799	386,907,697
Marathon Oil	26,619,752	346,589,171
Occidental Petroleum	6,550,822	386,039,940

		1,907,358,161

Financials – 12.34%
Allstate	5,166,082	446,039,520
Bank of New York Mellon	9,077,374	427,725,863
BB&T	9,559,423	398,149,968
Marsh & McLennan	5,812,887	450,847,516

		1,722,762,867

Healthcare – 21.17%
Abbott Laboratories	9,614,200	438,984,372
Cardinal Health	5,435,944	403,836,280
Express Scripts Holding †	6,334,975	378,514,756
Johnson & Johnson	3,428,812	439,745,139
Merck & Co.	6,736,142	438,590,206
Pfizer	12,486,658	407,689,384
Quest Diagnostics	4,125,385	448,718,126

		2,956,078,263

Industrials – 9.52%
Northrop Grumman	1,742,232	451,621,379
Raytheon	2,736,034	448,736,936
Waste Management	5,889,899	429,432,536

		1,329,790,851

Information Technology – 12.18%
CA	13,510,977	429,243,739
Cisco Systems	12,848,847	405,124,146
Intel	11,950,729	431,540,824
Oracle	9,584,100	435,022,299

		1,700,931,008

	Number of shares	Value (US $)

Common Stock (continued)

Materials – 3.03%
EI du Pont de Nemours & Co.	5,366,404	$423,516,604

		423,516,604

Real Estate – 3.16%
Equity Residential	6,767,900	440,522,611

		440,522,611

Telecommunications – 5.73%
AT&T	10,284,908	396,277,505
Verizon Communications	8,642,433	403,083,075

		799,360,580

Utilities – 3.12%
Edison International	5,347,698	436,211,726

		436,211,726

Total Common Stock (cost $11,161,489,910)		13,809,519,322

	Principal amount°

Short-Term Investments – 0.90%

Repurchase Agreements – 0.90%
Bank of America Merrill Lynch 0.75%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $26,559,092 (collateralized by US government obligations 0.00%–1.00% 8/3/17–9/15/17; market value $27,089,713)	26,558,539	26,558,539
Bank of Montreal 0.70%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $44,265,093 (collateralized by US government obligations 0.75%–3.625% 6/30/17–2/15/45; market value $45,149,524)	44,264,232	44,264,232
BNP Paribas 0.78%, dated 5/31/17, to be repurchased on 6/1/17, repurchase price $54,762,415 (collateralized by US government obligations 0.00%–2.125% 7/27/17–11/15/45; market value $55,856,454)	54,761,229	54,761,229

Total Short-Term Investments (cost $125,584,000)		125,584,000

Total Value of Securities – 99.80% (cost $11,287,073,910)		$13,935,103,322

°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.

†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Value ® Fund	May 31, 2017 (Unaudited)

Assets:
Investments, at value[1]	$13,809,519,322
Short-term investments, at value[2]	125,584,000
Dividends and interest receivable	32,110,518
Receivable for fund shares sold	22,352,938
Receivable for securities sold	8,388,169

Total assets	13,997,954,947

Liabilities:
Cash overdraft	136,648
Payable for fund shares redeemed	20,405,121
Income distribution payable	3,900
Other accrued expenses	6,602,489
Investment management fees payable to affiliates	6,110,267
Distribution fees payable to affiliates	1,320,535
Dividend disbursing and transfer agent fees and expenses payable to affiliates	236,376
Trustees’ fees and expenses payable	80,842
Accounting and Administration expense payable to affiliates	55,031
Legal fees payable to affiliates	25,932
Audit and tax fees payable	17,669
Reports and statements to shareholders expenses payable to affiliates	9,336

Total liabilities	35,004,146

Total Net Assets	$13,962,950,801

Net Assets Consist of:
Paid-in capital	$11,288,834,864
Undistributed net investment income	41,526,010
Accumulated net realized loss on investments	(15,439,485)
Net unrealized appreciation of investments	2,648,029,412

Total Net Assets	$13,962,950,801

Net Asset Value
Class A:
Net assets	$3,016,448,039
Shares of beneficial interest outstanding, unlimited authorization, no par	150,997,646
Net asset value per share	$19.98
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$21.20

Class C:
Net assets	$702,473,247
Shares of beneficial interest outstanding, unlimited authorization, no par	35,269,529
Net asset value per share	$19.92

Class R:
Net assets	$172,424,569
Shares of beneficial interest outstanding, unlimited authorization, no par	8,638,889
Net asset value per share	$19.96

Institutional Class:
Net assets	$9,879,031,152
Shares of beneficial interest outstanding, unlimited authorization, no par	494,508,389
Net asset value per share	$19.98

Class R6:
Net assets	$192,573,794
Shares of beneficial interest outstanding, unlimited authorization, no par	9,639,469
Net asset value per share	$19.98

[1]Investments, at cost	$11,161,489,910
[2]Short-term investments, at cost	125,584,000

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Value ® Fund	Six months ended May 31, 2017 (Unaudited)

Investment Income:
Dividends	$175,553,597
Interest	683,055

176,236,652

Expenses:
Management fees	36,767,273
Distribution expenses – Class A	4,421,731
Distribution expenses – Class C	3,881,225
Distribution expenses – Class R	436,447
Dividend disbursing and transfer agent fees and expenses	9,905,577
Accounting and administration expenses	2,204,540
Reports and statements to shareholders expenses	665,422
Legal fees	433,040
Custodian fees	363,369
Trustees’ fees and expenses	356,531
Registration fees	323,133
Audit and tax fees	17,669
Other	179,923

59,955,880
Less expense paid indirectly	(5,204)

Total operating expenses	59,950,676

Net Investment Income	116,285,976

Net Realized and Unrealized Gain (Loss):
Net realized loss	(4,912,718)
Net change in unrealized appreciation (depreciation) of investments	418,427,228

Net Realized and Unrealized Gain	413,514,510

Net Increase in Net Assets Resulting from Operations	$529,800,486

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Value ® Fund

	Six months
	ended
	5/31/17	Year ended
	(Unaudited)	11/30/16
Increase (Decrease) in Net Assets from Operations:
Net investment income	$116,285,976	$201,695,229
Net realized gain (loss)	(4,912,718)	134,900,076
Net change in unrealized appreciation (depreciation)	418,427,228	989,092,722

Net increase in net assets resulting from operations	529,800,486	1,325,688,027

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(27,215,007)	(52,421,697)
Class C	(2,857,982)	(6,060,192)
Class R	(1,023,435)	(1,954,944)
Institutional Class	(83,900,545)	(131,519,196)
Class R6	(554,081)	(6,511)
Net realized gain:
Class A	(31,808,065)	(39,216,908)
Class C	(6,514,395)	(8,476,395)
Class R	(1,315,512)	(1,553,068)
Institutional Class	(74,201,882)	(78,474,741)
Class R6	(49,990)	—

	(229,440,894)	(319,683,652)

Capital Share Transactions:
Proceeds from shares sold:
Class A	305,474,892	1,634,133,244
Class C	20,083,674	275,740,101
Class R	35,275,763	97,589,836
Institutional Class	2,314,356,774	4,302,655,567
Class R6	194,820,841	4,983,453
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	56,743,532	87,188,935
Class C	8,843,634	13,728,367
Class R	2,330,906	3,500,367
Institutional Class	148,292,490	199,069,847
Class R6	604,071	6,511

	3,086,826,577	6,618,596,228

	Six months
	ended
	5/31/17	Year ended
	(Unaudited)	11/30/16
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(1,362,903,561)	$(989,943,512)
Class C	(163,339,078)	(148,130,858)
Class R	(53,331,597)	(43,426,661)
Institutional Class	(1,645,694,467)	(2,095,731,992)
Class R6	(6,414,522)	(472,464)

	(3,231,683,225)	(3,277,705,487)

Increase (decrease) in net assets derived from capital share transactions	(144,856,648)	3,340,890,741

Net Increase in Net Assets	155,502,944	4,346,895,116

Net Assets:
Beginning of period	13,807,447,857	9,460,552,741

End of period	$13,962,950,801	$13,807,447,857

Undistributed net investment income	$41,526,010	$40,791,084

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1]
			Year ended

(Unaudited)	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 19.56	$18.15	$18.20	$16.06	$12.44	$10.97

0.15	0.30	0.30	0.26	0.23	0.23
0.58	1.65	(0.08)	2.12	3.73	1.43

0.73	1.95	0.22	2.38	3.96	1.66

(0.15)	(0.30)	(0.27)	(0.24)	(0.34)	(0.19)
(0.16)	(0.24)	—	—	—	—

(0.31)	(0.54)	(0.27)	(0.24)	(0.34)	(0.19)

$ 19.98	$19.56	$18.15	$18.20	$16.06	$12.44

3.71%	11.02%	1.21%	14.92%	32.41%	15.40%

$3,016,448	$3,928,981	$2,922,966	$2,410,759	$1,699,105	$988,578
0.97%	0.97%	0.98%	0.98%	1.01%	1.09%
0.97%	0.97%	0.98%	0.98%	1.06%	1.17%
1.50%	1.64%	1.63%	1.51%	1.61%	1.89%
1.50%	1.64%	1.63%	1.51%	1.66%	1.81%
10%	9%	12%	7%	6%	13%

Financial highlights

Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)
			Year ended

	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$ 19.50	$18.10	$18.15	$16.01	$12.34	$10.89

0.07	0.17	0.16	0.13	0.13	0.13
0.58	1.63	(0.08)	2.12	3.71	1.43

0.65	1.80	0.08	2.25	3.84	1.56

(0.07)	(0.16)	(0.13)	(0.11)	(0.17)	(0.11)
(0.16)	(0.24)	—	—	—	—

(0.23)	(0.40)	(0.13)	(0.11)	(0.17)	(0.11)

$ 19.92	$19.50	$18.10	$18.15	$16.01	$12.34

3.35%	10.18%	0.45%	14.10%	31.38%	14.49%

$702,473	$818,879	$622,246	$415,076	$199,771	$74,407
1.72%	1.72%	1.73%	1.74%	1.77%	1.85%
1.72%	1.72%	1.73%	1.74%	1.77%	1.88%
0.75%	0.89%	0.88%	0.75%	0.87%	1.13%
0.75%	0.89%	0.88%	0.75%	0.87%	1.10%
10%	9%	12%	7%	6%	13%

Financial highlights

Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)
	Year ended
	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12
$ 19.54	$18.14	$18.19	$16.05	$12.40	$10.95

0.12	0.26	0.25	0.22	0.20	0.19
0.58	1.63	(0.08)	2.11	3.73	1.43

0.70	1.89	0.17	2.33	3.93	1.62

(0.12)	(0.25)	(0.22)	(0.19)	(0.28)	(0.17)
(0.16)	(0.24)	—	—	—	—

(0.28)	(0.49)	(0.22)	(0.19)	(0.28)	(0.17)

$ 19.96	$19.54	$18.14	$18.19	$16.05	$12.40

3.59%	10.70%	0.95%	14.63%	32.17%	14.96%

$172,425	$184,004	$113,080	$37,236	$11,658	$5,219
1.22%	1.22%	1.23%	1.24%	1.27%	1.35%
1.22%	1.22%	1.23%	1.24%	1.35%	1.48%
1.25%	1.39%	1.38%	1.25%	1.37%	1.63%
1.25%	1.39%	1.38%	1.25%	1.29%	1.50%
10%	9%	12%	7%	6%	13%

Financial highlights

Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	The average shares outstanding method has been applied for per share information.

[3]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/17[1] (Unaudited)
	Year ended

	11/30/16	11/30/15	11/30/14	11/30/13	11/30/12

$19.56	$18.16	$18.21	$16.06	$12.46	$10.99

0.17	0.35	0.34	0.30	0.27	0.25
0.58	1.63	(0.08)	2.13	3.73	1.44

0.75	1.98	0.26	2.43	4.00	1.69

(0.17)	(0.34)	(0.31)	(0.28)	(0.40)	(0.22)
(0.16)	(0.24)	—	—	—	—

(0.33)	(0.58)	(0.31)	(0.28)	(0.40)	(0.22)

$ 19.98	$19.56	$18.16	$18.21	$16.06	$12.46

3.87%	11.23%	1.47%	15.26%	32.73%	15.66%

$9,879,031	$8,870,934	$5,802,261	$3,946,576	$2,072,765	$724,098
0.72%	0.72%	0.73%	0.74%	0.77%	0.85%
0.72%	0.72%	0.73%	0.74%	0.77%	0.88%
1.75%	1.89%	1.88%	1.75%	1.87%	2.13%
1.75%	1.89%	1.88%	1.75%	1.87%	2.10%
10%	9%	12%	7%	6%	13%

Financial highlights

Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/17[1] (Unaudited)	5/2/16[2] to 11/30/16

Net asset value, beginning of period.	$19.57	$18.49

Income from investment operations:
Net investment income[3]	0.19	0.22
Net realized and unrealized gain	0.57	1.04

Total from investment operations	0.76	1.26

Less dividends and distributions from:
Net investment income	(0.19)	(0.18)
Net realized gain	(0.16)	—

Total dividends and distributions	(0.35)	(0.18)

Net asset value, end of period	$19.98	$19.57

Total return[4]	3.87%	6.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$192,574	$4,650
Ratio of expenses to average net assets	0.61%	0.62%
Ratio of net investment income to average net assets	1.85%	2.01%
Portfolio turnover	10%	9%[5]

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.

[2]	Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.

[3]	The average shares outstanding method has been applied for per share information.

[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[5]	Portfolio turnover is representative of the Fund for the entire year ended Nov. 30, 2016.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Value® Fund	May 31, 2017 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940 (1940 Act), as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees. Class R6 shares commenced operations on May 2, 2016.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation  –  Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuations will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes  –  No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on the Fund’s federal income tax returns through the six months ended May 31, 2017 and for all open tax years (years ended Nov. 30, 2013–Nov. 30, 2016), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in other expenses on the “Statement of operations.” During the six months ended May 31, 2017, the Fund did not incur any interest or tax penalties.

Notes to financial statements

Delaware Value® Fund

1. Significant Accounting Policies (continued)

Class Accounting  –  Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Repurchase Agreements  –  The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2017, and matured on the next business day.

Use of Estimates  –  The Fund is an investment company, whose financial statements are prepared in conformity with US GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other  –  Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware FundsSM by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. The Fund declares and pays distributions from net investment income quarterly and net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2017.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended May 31, 2017.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1.00, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended May 31, 2017, the Fund earned $5,204 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust (formerly, Delaware Management Business Trust) and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the Delaware Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all funds in the Delaware Funds on a relative net asset value (NAV) basis. For the six months ended May 31, 2017, the Fund was charged $332,783 for these services. This amount is included on the “Statement of operations” under “Accounting and administrative expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses”. For the six months ended May 31, 2017, the Fund was charged $1,428,204 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service (12b-1) fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the

Notes to financial statements

Delaware Value® Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

average daily net assets of the Class R shares. Institutional Class and Class R6 shares pay no 12b-1 fees. The Board has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2017, the Fund was charged $149,906 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2017, DDLP earned $37,169 for commissions on sales of the Fund’s Class A shares. For six months ended May 31, 2017, DDLP received gross CDSC commissions of $1,649 and $125,512 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended May 31, 2017 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2017, the Fund engaged in securities purchases of $189,183,313 and securities sales of $99,410,543 which resulted in net realized gain of $319.

3. Investments

For six months ended May 31, 2017, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$1,568,081,049
Sales	1,383,170,620

At May 31, 2017, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2017, the cost and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$11,287,073,910

Aggregate unrealized appreciation of investments	$3,088,231,116
Aggregate unrealized depreciation of investments	(440,201,704)

Net unrealized appreciation of investments	$2,648,029,412

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Value® Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2017:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$13,809,519,322	$—	$13,809,519,322
Short-Term Investments	—	125,584,000	125,584,000

Total Value of Securities	$13,809,519,322	$125,584,000	$13,935,103,322

During the six months ended May 31, 2017, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the six months ended May 31, 2017, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 5/31/17	Year ended 11/30/16

Shares sold:
Class A	15,256,590	88,268,752
Class C	1,008,176	14,914,216
Class R	1,767,188	5,351,437
Institutional Class	115,732,184	236,579,596
Class R6	9,690,264	262,238
Shares issued upon reinvestment of dividends and distributions:
Class A	2,854,535	4,831,268
Class C	446,170	767,922
Class R	117,290	193,951
Institutional Class	7,452,642	11,001,196
Class R6	30,037	339

	154,355,076	362,170,915

Shares redeemed:
Class A	(67,982,424)	(53,239,426)
Class C	(8,170,830)	(8,065,015)
Class R	(2,661,101)	(2,364,027)
Institutional Class	(82,113,226)	(113,714,192)
Class R6	(318,461)	(24,948)

	(161,246,042)	(177,407,608)

Net increase (decrease)	(6,890,966)	184,763,307

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. For the six months ended May 31, 2017 and year ended Nov. 30, 2016, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statement of changes in net assets.”

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value

Six months ended
5/31/17	23,254,028	176,811	2,336,324	180	23,430,150	2,336,324	$513,637,485
Year ended
11/30/16	4,434,145	47,539	111	111	4,480,785	—	83,161,386

Notes to financial statements

Delaware Value® Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $155,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants on the basis of relative net assets of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 6, 2017.

The Fund had no amounts outstanding as of May 31, 2017, or at any time during the six months then ended.

6. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At May 31, 2017, the Fund had the following assets and liabilities subject to offsetting provisions:

Master Repurchase Agreements

Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(a)	Cash Collateral Received	Net Collateral Received	Net Exposure(b)

Bank of America Merrill Lynch	$26,558,539	$(26,558,539)	$—	$(26,558,539)	$—
Bank of Montreal	44,264,232	(44,264,232)	—	(44,264,232)	—
BNP Paribas	54,761,229	(54,761,229)	—	(54,761,229)	—

Total	$125,584,000	$(125,584,000)	$—	$(125,584,000)	$—

(a)The value of the related collateral received exceeded the value of the repurchase agreements as of May 31, 2017.

(b)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

7. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

Notes to financial statements

Delaware Value® Fund

7. Securities Lending (continued)

deposit, time deposits, and other bank obligations; and asset-backed securities. A Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the six months ended May 31, 2017, the Fund had no securities out on loan.

8. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2017, there were no Rule 144A securities held by the Fund.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

On Oct. 13, 2016, the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2017, that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle President and Chief Executive Officer Delaware FundsSM by Macquarie Philadelphia, PA Thomas L. Bennett Chairman of the Board Delaware Funds by Macquarie Private Investor Rosemont, PA	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa
Former Chief Executive

Officer

Banco Itaú

International

Miami,FL

Thomas K. Whitford

Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans

Former Vice President and
Treasurer

3M Company

St. Paul, MN

Affiliated officers
David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2017

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2017